Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	21,866	19,378
Restricted cash	8,050	50
Restricted cash, non-current	5,000	5,500
Cash and cash equivalents and restricted cash	34,916	24,928